Equity Premium Yield ETF Investment Strategy - Equity Premium Yield ETF	Mar. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by (1) creating an actively managed portfolio of equity securities and (2) selling and purchasing call options with exposure to the S&P 500 Index (the Index). The Fund is designed to deliver positive yield to investors while exposing investors to less risk through lower volatility than the broad U.S. large cap market. For the Fund, yield represents the annualized distributions per share (sourced, for example, from dividends, capital gains and options premiums received when the Fund sells call options) distributed to investors, expressed as a percentage of the Fund’s net asset value (NAV). The Fund’s strategy seeks to result in distributions that represent a return of capital. To achieve this result, the Fund intends to use losses otherwise generated by the sale, disposition or termination of certain equities and/or options positions to offset the realized capital gains generated by the Fund’s equity investments and options overlay strategy. No guarantee can be made regarding the tax characterization of the distributions. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (the 80% Policy). “Assets” means net assets, plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and the options in the portfolio, as well as other equity securities. The Fund invests significantly in large, well-established companies, which are companies with market capitalizations similar to those within the universe of the Index at the time of purchase. As of January 30, 2026, the market capitalizations of the companies in the Index ranged from $3.48 billion to $4.64 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The Fund will sell and purchase traditional exchange traded options that reference the Index or exchange-traded funds (ETFs) that replicate the Index (S&P 500 ETFs). The Fund may also sell and purchase Flexible EXchange® Options (FLEX Options) that reference the Index or S&P 500 ETFs. FLEX Options are exchange-traded option contracts with uniquely customizable terms, such as exercise prices and expiration dates. The Fund seeks a lower volatility level than the broad U.S. large cap market. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to meet its investment objective and reduce volatility, the Fund implements a strategy where it writes (sells) call options, while also purchasing long call options (a call spread). The adviser seeks to generate a net-credit in the call spread. The net credit is the difference between the premium received by the Fund from the sale of the out-of-the-money call options and the cost of buying the long, further out-of-the-money call options. The strategy also offers the potential for additional upside participation when the underlying equity index appreciates above the strike price of the purchased call. The call options are reset periodically to seek to better capitalize on current market conditions and opportunities. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period. In addition to the use of the options overlay strategy, the Fund may use futures contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions if it is unable to purchase or write the necessary options for the options overlay strategy. The Fund invests in a non-diversified portfolio of securities. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the S&P 500 (Total Return) Index, at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Many of the equity securities in the Fund’s portfolio are securities of companies in the technology and financials sectors. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. This is due to the call spread strategy, in which the Fund trades away a portion of upside in return for option premium and risk management. By selling a call option at a lower level and buying a call option at a higher level, the call spread creates a range in which upside is capped. When equities rise within that spread, a traditional long-only equity strategy captures the full market movement, while the Fund’s return is limited. This outcome is a deliberate trade-off for creating option income and mitigating risk in other market environments. Investment Process – Equity Portfolio: In managing the equity portion of the Fund, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. Investment Process — Options Overlay Strategy: The Fund uses a strategy designed to deliver yield to investors. Specifically, the options overlay strategy is intended to provide the Fund with options premium, as well as dampen the overall volatility profile of the Fund. The strategy will employ multiple call option positions that expire at various dates, and a portion of the options overlay strategy may be reset as the applicable options approach expiration. When the Fund enters into call spreads, it receives cash in the form of a net credit. The net credit is the difference between the premium received by the Fund from the sale of the out-of-the money call options and the cost of buying the long, further out-of-the-money call options. The Fund’s call options give the owner of such options the right, but not the obligation, to buy shares of the underlying reference asset at a specified strike price. This strategy reduces the Fund’s opportunity to profit from an increase in the market value of the underlying instrument. In general, the maximum amount of loss the Fund may experience from a call spread is equal to the difference between the written and purchased strike prices, less the net credit received. As the price of call options rise along with the price of the underlying asset, the Fund’s short position in calls will decrease in value as the market rises, potentially offsetting a portion of the equity portfolio gains. Call options written by the Fund will typically have a strike price that is above the current price of the reference asset, and the call options purchased by the Fund will typically have a strike price that is higher than the strike price of the short option positions. If the market price rises above the strike price of the purchased call options, the Fund may be able to re-participate in equity market gains. Distribution Strategy: Generally, the Fund will make monthly distributions consisting of net premiums from its options overlay strategy and investment income less expenses. While the Fund seeks to provide monthly distributions, there is no guarantee that distributions will always be paid or will be paid at a relatively stable rate. Economically, the distributions can represent income, net capital gains, and/or a return of capital. The Fund may not have any net capital gains to distribute. The final tax character of distributions (income, capital gain and/or return of capital) will be reported on Form 1099-DIV. It is anticipated that a significant portion of the Fund’s distributions may represent a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in the Fund’s Shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition of shares. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain. Additional sources of distributions may include, but are not limited to, income received from investments that provide exposure to equity securities of companies that pay dividends. However, no assurance can be given regarding the future tax character of the Fund’s distributions.Since yield is a percentage of NAV and NAV may change because of the return of capital, actual cash distributions made by the Fund may decrease, even when yield is constant, due to the declining NAV, declines due to the amount of the return of capital or other factors.